Note 32	6 Months Ended
Jun. 30, 2023
Net Interest Income [Abstract]
Disclosure of interest income (expense) [text block]	Net interest incomeInterest and other income
The breakdown of the interest and other income recognized in the condensed consolidated income statement is as follows:

Interest and other income. Breakdown by origin (Millions of Euros)
	June 2023	June 2022
Financial assets held for trading	2,093	774
Financial assets at fair value through other comprehensive income	1,913	1,304
Financial assets at amortized cost	17,305	10,395
Insurance activity	493	602
Adjustments of income as a result of hedging transactions	(57)	(63)
Other income ⁽¹⁾	149	391
Total	21,897	13,403
(1) The balance includes the interest accrued from TLTRO III operations which amounted to €191 million for the six months ended June 30, 2022 (See Note 21.1).
Interest expense
The breakdown of the balance under this heading in the condensed consolidated income statements is as follows:

Interest expense. Breakdown by origin (Millions of Euros)
	June 2023	June 2022
Financial liabilities held for trading	1,532	553
Financial liabilities designated at fair value through profit or loss	51	20
Financial liabilities at amortized cost	8,215	3,775
Adjustments of expense as a result of hedging transactions	296	(178)
Insurance activity	294	439
Cost attributable to pension funds	59	31
Other expense	40	225
Total	10,487	4,865